Derivatives and Hedge Accounting - Maturity derivatives designated in cash flow hedging (Detail) - Derivatives [member] - Cash flow hedges [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Combined interest and FX rate risk [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(12,086)	(14,311)
Combined interest and FX rate risk [member] | Cross currency swap [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		5
Combined interest and FX rate risk [member] | Cross currency swap [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,098)	48
Combined interest and FX rate risk [member] | Cross currency swap [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,068)	(601)
Combined interest and FX rate risk [member] | Cross currency swap [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(5,044)	(4,461)
Combined interest and FX rate risk [member] | Cross currency swap [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,509)	(5,622)
Combined interest and FX rate risk [member] | Cross currency swap [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,473)	(2,647)
Combined interest and FX rate risk [member] | Cross currency swap [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	3	(793)
Combined interest and FX rate risk [member] | Cross currency swap [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	104	(239)
Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(48,627)	(71,771)
Interest rate risk [member] | Interest rate swaps [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(401)	(107)
Interest rate risk [member] | Interest rate swaps [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	580	(2,546)
Interest rate risk [member] | Interest rate swaps [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,591)	(7,107)
Interest rate risk [member] | Interest rate swaps [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(6,512)	(5,591)
Interest rate risk [member] | Interest rate swaps [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(5,541)	(9,883)
Interest rate risk [member] | Interest rate swaps [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(5,788)	(7,928)
Interest rate risk [member] | Interest rate swaps [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(5,364)	(8,980)
Interest rate risk [member] | Interest rate swaps [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(23,009)	(29,629)